Fair value measurement of financial instruments (Tables)	9 Months Ended
Mar. 31, 2022
Fair value measurement of financial instruments
Financial assets that are measured at fair value

	Fair value at	Fair value measurements as at
	June 30,	June 30, 2021 categorized into
	2021	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Recurring fair value measurement
Assets:
- Other investments	102,968	—	102,968	—

Fair value at	Fair value measurements as at
March 31,	March 31, 2022 categorized into
2022	Level 1	Level 2	Level 3
RMB’000	RMB’000	RMB’000	RMB’000
Recurring fair value measurement
Assets:
- Other investments	206,526	—	206,526	—